SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Share-based Compensation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 2,702,089	$ 3,687,951	$ 1,792,819
Selling, general and administrative expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	2,501,957	3,323,948	1,544,078
Research and development expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation			12,310
Cost of sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 200,132	$ 364,003	$ 236,431